LEASES (Details - Operating lease asset and liability) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases
Right-of-use asset, gross	$ 259	$ 149
Right-of-use asset, accumulated depreciation	(186)	(149)
Operating right-of-use asset, net	73	0
Operating lease liabilities
Operating lease liability, current	36	0
Operating lease liability, noncurrent	38	0
Operating lease liability	$ 74	$ 0